Other operating income and other operating expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income:
Other operating income	$ 1,651	$ 1,553	$ 748
Other operating income	1,651	1,553	748
Other operating expenses:
IPAB fund contribution	(3,859)	(3,353)	(3,134)
Other operating expense	(1,354)	(1,792)	(1,259)
Other operating expense	$ (5,213)	$ (5,145)	$ (4,393)
Mandatory contributions paid by financial entity (as a percent)	0.0333%